Post-employment benefits - Summary of Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Post Employment Benefits [Abstract]
Cash	$ 465	$ 528
Insurance policies	18,895	19,399
Total	$ 19,360	$ 19,927